Cover	12 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	PROPANC BIOPHARMA, INC.
Entity Central Index Key	0001517681
Entity Primary SIC Number	2834
Entity Tax Identification Number	33-0662986
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	302
Entity Address, Address Line Two	6 Butler Street
Entity Address, City or Town	Camberwell, VIC
Entity Address, Postal Zip Code	3124
Country Region	+61
City Area Code	03
Local Phone Number	9882 0780
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	302
Entity Address, Address Line Two	6 Butler Street
Entity Address, City or Town	Camberwell, VIC
Entity Address, Postal Zip Code	3124
Contact Personnel Name	James Nathanielsz